UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England            February 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:   $1,098,224
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR     SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x1000)   PRN AMT     PRN CALL   DISCRETION  MANAGERS SOLE  SHARED  NONE
ACTIVISION BLIZZARD INC        COM              00507V109    54,556    4,910,548  SH          Sole        None          4,910,548
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107   159,119   11,414,546  SH          Sole        None         11,414,546
COCA COLA CO                   COM              191216100    49,419      867,000  SH          Sole        None            867,000
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203    34,665      342,914  SH          Sole        None            342,914
DIRECTV                        COM CL A         25490A101   182,127    5,461,088  SH          Sole        None          5,461,088
HEWITT ASSOCS INC              COM              42822Q100    31,929      755,531  SH          Sole        None            755,531
LAUDER ESTEE COS INC           CL A             518439104    11,403      235,785  SH          Sole        None            235,785
PARTNERRE LTD                  COM              G6852T105    54,081      724,365  SH          Sole        None            724,365
QUALCOMM INC                   COM              747525103   143,749    3,107,407  SH          Sole        None          3,107,407
SCHWAB CHARLES CORP NEW        COM              808513105     9,410      500,000  SH          Sole        None            500,000
UNION PAC CORP                 COM              907818108    33,638      526,419  SH          Sole        None            526,419
VARIAN MED SYS INC             COM              92220P105    22,900      488,800  SH          Sole        None            488,800
VISA INC                       COM CL A         92826C839   277,755    3,175,790  SH          Sole        None          3,175,790
WATSON WYATT WORLDWIDE INC     CL A             942712100    33,473      704,400  SH          Sole        None            704,400

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